Commitments, Guarantees and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments Guarantees And Contingencies [Abstract]
Commitments,Guarantees and Contingencies
30.	Commitments, Guarantees and Contingencies

A.	Commitments
As of December 31, 2025, 2024 and 2023, no commitments to be reported have been identified.

B.	Guarantees
As of December 31, 2025, 2024 and 2023, the Group has the following guarantees:

•
Guarantee letters in financial institutions for S/ 14,701 thousand in favor of third parties in order to ensure compliance with providing healthcare services (2024: S/ 20,979 thousand and 2023: S/ 16,166 thousand).

•
Guarantee to cover a financial loan for a total of S/ 128,286 thousand. In favor of Scotiabank Perú S.A.A. S/ 43,000 thousand; in favor of Banco Interamericano de Finanzas S/ 5,000 thousand; in favor of Banco de Credito del Peru S/ 28,000; and in favor of HSBC México S/ 52,286 (2024: In favor of Scotiabank Perú S.A.A. S/ 113,000 thousand; in favor of Banco Interamericano de Finanzas S/ 39,522 thousand; in favor of Banco Interbank S/ 9,410 thousand; in favor of Banco de Credito del Peru S/ 31,056; and in favor of Citibank S/ 57,640, in 2023: S/ 113,000 thousand in favor of Scotiabank Perú S.A.A., S/ 39,872 thousand in favor of Banco Interamericano de Finanzas, S/ 27,336 thousand in favor of Banco de Credito del Peru.

•
The Group maintains properties in mortgage in favor of Scotiabank Perú S.A.A. for S/ 18,937 thousand related to loans received (S/ 21,195 thousand as of December 31, 2024 and S/ 20,886 thousand as of December 31, 2023).

•
Colombian subsidiaries maintain guarantee trust for S/ 47,285 thousand to guarantee compliance with the proceeds of their sale (2024: S/ 45,322 thousand and 2023 S/ 50,788 thousand) and a guarantee pledge of its machinery for S/ 10,905 thousand (S/ 10,452 thousand as of December 31, 2024 and S/ 11,713 thousand as of December 31, 2023) and leasing guarantees for S/ 44,284 thousand (S/ 47,180 thousand as of December 31, 2024 and S/ 49,109 thousand as of December 31, 2023). Additionally, a new guarantee was established to secure a credit facility for factoring operations in the amount of S/ 2,252 thousand.

•
Mexican subsidiaries maintain guarantee trust for S/ 3,106,237 thousand to guarantee (2024: S/ 3,199,400 thousand and 2023 S/ 3,152,650 thousand) related to the loan agreement executed on October 31, 2025. In addition, mortgage guarantees have been established in connection with such loan.

•
The 99.99% of the shares of Mexican Subsidiaries and all the shares owned by the subsidiaries of the Company in Auna Colombia S.A.S., Promotora Médica Las Américas S.A, Clínica Portoazul S.A
.,
and Oncomedica S.A.S. are pledged to guarantee bank loans.

•
The Company participates: (i) as issuer in the issuance and placement of 10.00% Senior Notes due 2029, effective as of December 18, 2024, for an amount of up to US$ 98,650 thousand or its equivalent in local currency; and (ii) as a co-issuer
in the issuance and placement of 8.75% Senior Notes due 2032, effective as of November 6, 2025, in the international markets pursuant to Rule 144A and Regulation S under the U.S. Securities Act of 1933, for an amount of up to US$ 365,000 thousand or its equivalent in local currency.

•
The Company participates as a borrower, jointly with Oncosalud S.A.C, Hospital y Clínica OCA, S.A de CV and Grupo Salud Auna México, S.A. de C.V., under the loan agreement executed on October 31, 2025, for an amount of up to US$ 460,000 thousand or its equivalent in local currency. In addition, mortgage guarantees have been granted in connection with such loan.

C.	Contingencies liabilities
As of December 31, 2025, 2024 and 2023, the Group maintains various judicial processes (labor, regulatory, civil and tax), that Management evaluated as possible. If the defense against those actions is unsuccessful, then fines and legal costs could amount to S/ 64,136 thousand, S/ 46,464 thousand and S/ 41,143 thousand, respectively.